Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies
Number of reportable segment | segment	1
Deposits Exceeding FDIC Insured Amount	$ 646,000
Accrued interest receivable on available-for-sale debt securities	$ 2,600,000	$ 2,900,000
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Interest Receivable	Interest Receivable
Accrued interest receivable on loans receivable	$ 1,400,000	$ 1,400,000
Financing Receivable, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Interest Receivable	Interest Receivable
Amount of loans evaluated for determination of allowance for credit losses	$ 100,000
Effective income tax rate reconciliation, change in enacted tax rate, amount	$ 0
Maximum deferrable under annual incentive award percent	50.00%
Dilutive effects	$ 0	$ 0
Federal Home Loan and Reserve Bank Stock
Summary of Significant Accounting Policies
Cash, uninsured amount	$ 452,000	$ 35,610,000
Company buildings | Minimum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	10 years
Company buildings | Maximum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	39 years
Furniture and equipment | Minimum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	3 years
Furniture and equipment | Maximum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	15 years
Computer software | Minimum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	1 year
Computer software | Maximum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	6 years